Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue
Summary of revenue

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Sales of goods	9,792	20,981	30,683	58,121
Commissions	8,706	6,080	24,687	16,617
Fulfillment	8,267	7,313	22,348	18,001
Value added services	4,901	4,729	14,367	14,042
Marketing and Advertising	1,521	1,556	4,698	3,771
Other revenue	485	258	1,080	580
Revenue	33,672	40,916	97,863	111,132

Disclosure of geographical areas [text block]

	For the three months ended		For the nine months ended
Revenue	September 30,		September 30,
in thousands of EUR	2020	2019	2020	2019
West Africa(1)	15,138	17,467	44,589	47,310
North Africa(2)	11,398	13,887	34,092	40,214
East and South Africa(3)	6,853	8,571	18,489	22,610
Europe	177	991	579	998
United Arab Emirates	106	—	114	—
Total	33,672	40,916	97,863	111,132

(1) West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.

(2) North Africa covers Egypt, Tunisia, Morocco and Algeria.

(3) East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.